Prepayments, Other Receivables and Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Summary of Prepayments, Other Receivables and Other Assets

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Interest receivable	1,517	230
Other receivables	41,324	837
Lease receivables	188	94
Income tax refund	1,003	4,712
VAT recoverable	1,396	2,264
Prepayments	16,327	5,715
Total	61,755	13,852